RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS AND PREVIOUSLY ISSUED UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
Schedule of Restatements for Previously Issued Financial Statements

This restatement of the Company's previously issued unaudited interim condensed consolidated financial statements as of and for the three months ended March 31, 2025 is for the purposes of correcting misstatements for (i) certain assumptions used to calculate the fair value of the Indigo Capital Convertible Notes accounted for under the fair value option that were not appropriate and (ii) the fair value of the Indigo Capital Convertible Notes that was not adjusted to fair value upon conversion into shares of common stock.

The restatement had no impact on total net cash flows from operating, investing or financing activities.

Condensed Consolidated Balance Sheet

	As of March 31, 2025
	Originally Reported	Indigo Convertible Notes Restatement Adjustment	As Restated
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Current liabilities
Current portion of notes payable	$3,655,568	$1,990,256	$5,645,824
Total current liabilities	$38,297,826	$1,990,256	$40,288,082
Total liabilities	$38,299,141	$1,990,256	$40,289,397
Stockholders’ Deficit
Additional paid-in capital	$98,432,170	$601,119	$99,033,289
Accumulated deficit	$(135,428,605)	$(2,591,375)	$(138,019,980)
Total Stockholders’ Deficit	$(36,987,668)	$(1,990,256)	$(38,977,924)

Condensed Consolidated Statement of Operations

	Three Months Ended March 31, 2025
	Originally Reported	Indigo Convertible Notes Restatement Adjustment	As Restated
Change in fair value of debt	$28,997	$227,525	$256,522
Loss on issuance of debt	$-	$(707,800)	$(707,800)
Loss on extinguishment of debt	$(3,386,416)	$(2,111,100)	$(5,497,516)
Loss before provision for income taxes	$(14,020,050)	$(2,591,375)	$(16,611,425)
Net loss	$(14,020,050)	$(2,591,375)	$(16,611,425)
Net loss available to common shareholders	$(6,698,380)	$(2,591,375)	$(9,289,755)
Net loss per common share, basic and diluted	$(0.20)	$(0.08)	$(0.28)

Condensed Consolidated Statement of Stockholders' Deficit

	Three Months Ended March 31, 2025
	Originally Reported	Indigo Convertible Notes Restatement Adjustment	As Restated
Issuance of Common Stock to extinguish debt - Additional paid-in capital	$3,783,694	$601,119	$4,384,813

Condensed Consolidated Statement of Cash Flows

	Three Months Ended March 31, 2025
	Originally Reported	Indigo Convertible Notes Restatement Adjustment	As Restated
Net loss	$(14,020,050)	$(2,591,375)	$(16,611,425)
Change in fair value of debt	$28,997	$227,525	$256,522
Loss on issuance of debt	$-	$(707,800)	$(707,800)
Loss on extinguishment of debt	$(3,386,416)	$(2,111,100)	$(5,497,516)

The Company has not filed, and does not intend to file, amendments to the previously filed Quarterly Reports on Form 10-Q for the quarters ended March 31, 2024, June 30, 2024 and September 30, 2024, but instead is restating its unaudited interim condensed consolidated financial statements in this 10-K.

The corrections to (i) the year ended December 31, 2023 presented in this 10-K and (ii) the quarters ended March 31, 2024, June 30, 2024 and September 30, 2024 to be presented in the Company's upcoming Form 10-Qs to be filed during 2025 are as follows:

Consolidated Balance Sheets

	As of December 31, 2023
	Originally Reported	Senior Convertible Notes Restatement Adjustment	As Restated
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Accrued expenses	$2,750,305	$(250,648)	$2,499,657
Total current liabilities	$10,028,688	$(250,648)	$9,778,040
Convertible notes payable	$6,713,241	$254,710	$6,967,951
Total liabilities	$19,217,817	$4,062	$19,221,879
Stockholders’ Deficit
Accumulated deficit	$(97,286,789)	$(4,062)	$(97,290,851)
Total Stockholders’ Deficit	$(32,541,859)	$(4,062)	$(32,545,921)

	As of March 31, 2024
	Originally Reported	Senior Convertible Notes Restatement Adjustment	As Restated
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Accrued expenses	$3,248,847	$(246,202)	$3,002,645
Total current liabilities	$12,441,326	$(246,202)	$12,195,124
Convertible notes payable	$6,713,241	$254,710	$6,967,951
Total liabilities	$21,509,495	$8,507	$21,518,002
Stockholders’ Deficit
Accumulated deficit	$(102,987,442)	$(4,445)	$(102,991,887)
Total Stockholders’ Deficit	$(37,430,270)	$(4,445)	$(37,434,715)

	As of June 30, 2024
	Originally Reported	Senior Convertible Notes Restatement Adjustment	As Restated
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Accrued expenses	$4,316,645	$(246,332)	$4,070,313
Total current liabilities	$13,502,361	$(246,332)	$13,256,029
Convertible notes payable	$5,385,147	$204,321	$5,589,468
Total liabilities	$19,339,515	$(42,011)	$19,297,504
Stockholders’ Deficit
Accumulated deficit	$(115,674,830)	$48,505	$(115,626,325)
Total Stockholders’ Deficit	$(34,841,521)	$48,505	$(34,793,016)

	As of September 30, 2024
	Originally Reported	Senior Convertible Notes Restatement Adjustment	As Restated
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
Accrued expenses	$4,443,179	$(244,997)	$4,198,182
Total current liabilities	$15,672,672	$(244,997)	$15,427,675
Convertible notes payable	$4,511,880	$171,188	$4,683,068
Total liabilities	$20,266,885	$(73,809)	$20,193,076
Stockholders’ Deficit
Accumulated deficit	$(120,052,352)	$31,797	$(120,020,555)
Total Stockholders’ Deficit	$(36,343,647)	$31,797	$(36,311,850)

Consolidated Statements of Operations

	Year Ended December 31, 2023
	Originally Reported	Junior Note Deferred Financing Cost Restatement Adjustment	Senior Convertible Notes Restatement Adjustment	As Restated
General and administrative	$11,223,449	$(105,924)	$-	$11,117,525
Interest expense	$754,549	$105,924	$4,062	$864,535
Loss before provision for income taxes	$(20,706,384)	$-	$(4,062)	$(20,710,446)
Net loss and comprehensive loss	$(20,706,384)	$-	$(4,062)	$(20,710,446)
Net loss per common share, basic and diluted	$(0.63)	$-	$-	$(0.63)

	Three Months Ended March 31, 2024
	Originally Reported	Junior Note Deferred Financing Cost Restatement Adjustment	Senior Convertible Notes Restatement Adjustment	As Restated
General and administrative	$2,889,345	$(236,550)	$-	$2,652,795
Interest expense	$950,867	$236,550	$4,445	$1,191,862
Loss before provision for income taxes	$(5,700,653)	$-	$(4,445)	$(5,705,098)
Net loss and comprehensive loss	$(5,700,653)	$-	$(4,445)	$(5,705,098)
Net loss per common share, basic and diluted	$(0.15)	$-	$-	$(0.15)

	Three Months Ended June 30, 2024
	Originally Reported	Junior Note Deferred Financing Cost Restatement Adjustment	Senior Convertible Notes Restatement Adjustment	As Restated
General and administrative	$2,111,018	$(170,570)	$-	$1,940,448
Interest expense	$941,614	$170,570	$3,769	$1,115,953
Loss on extinguishment of debt	$10,346,108	$-	$(52,274)	$10,293,834
Loss before provision for income taxes	$(12,687,388)	$-	$48,505	$(12,638,883)
Net loss and comprehensive loss	$(12,687,388)	$-	$48,505	$(12,638,883)
Net loss per common share, basic and diluted	$(7.60)	$-	$0.03	$(7.57)

	Six Months Ended June 30, 2024
	Originally Reported	Junior Note Deferred Financing Cost Restatement Adjustment	Senior Convertible Notes Restatement Adjustment	As Restated
General and administrative	$5,000,363	$(407,120)	$-	$4,593,243
Interest expense	$1,892,481	$407,120	$8,214	$2,307,815
Loss on extinguishment of debt	$10,346,108	$-	$(52,274)	$10,293,834
Loss before provision for income taxes	$(18,388,041)	$-	$44,060	$(18,343,981)
Net loss and comprehensive loss	$(18,388,041)	$-	$44,060	$(18,343,981)
Net loss per common share, basic and diluted	$(14.18)	$-	$0.03	$(14.15)

	Three Months Ended September 30, 2024
	Originally Reported	Junior Note Deferred Financing Cost Restatement Adjustment	Senior Convertible Notes Restatement Adjustment	As Restated
General and administrative	$1,941,085	$(144,311)	$-	$1,796,774
Interest expense	$929,046	$144,311	$3,250	$1,076,607
Loss on extinguishment of debt	$1,339,017	$-	$(35,048)	$1,303,969
Loss before provision for income taxes	$(4,377,522)	$-	$31,797	$(4,345,725)
Net loss and comprehensive loss	$(4,377,522)	$-	$31,797	$(4,345,725)
Net loss per common share, basic and diluted	$(1.12)	$-	$0.01	$(1.11)

	Nine Months Ended September 30, 2024
	Originally Reported	Junior Note Deferred Financing Cost Restatement Adjustment	Senior Convertible Notes Restatement Adjustment	As Restated
General and administrative	$6,941,448	$(551,431)	$-	$6,390,017
Interest expense	$2,821,527	$551,431	$11,464	$3,384,422
Loss on extinguishment of debt	$11,685,125	$-	$(87,322)	$11,597,803
Loss before provision for income taxes	$(22,765,563)	$-	$75,857	$(22,689,706)
Net loss and comprehensive loss	$(22,765,563)	$-	$75,857	$(22,689,706)
Net loss per common share, basic and diluted	$(10.45)	$-	$0.03	$(10.41)

Consolidated Statements of Cash Flows

	Year Ended December 31, 2023
	Originally Reported	Senior Convertible Notes Restatement Adjustment	As Restated
Net Loss	$(20,706,384)	$(4,062)	$(20,710,446)
Changes in operating assets and liabilities: Accrued expenses	$111,939	$4,062	$116,001

	Three Months Ended March 31, 2024
	Originally Reported	Senior Convertible Notes Restatement Adjustment	As Restated
Net Loss	$(5,700,653)	$(4,445)	$(5,705,098)
Changes in operating assets and liabilities: Accrued expenses	$520,042	$4,445	$524,487

	Six Months Ended June 30, 2024
	Originally Reported	Senior Convertible Notes Restatement Adjustment	As Restated
Net Loss	$(18,388,041)	$44,060	$(18,343,981)
Adjustments to reconcile net loss to net cash used in operating activities: Loss on extinguishment of debt	$10,346,108	$(52,274)	$10,293,834
Changes in operating assets and liabilities: Accrued expenses	$1,693,890	$8,214	$1,702,104

	Nine Months Ended September 30, 2024
	Originally Reported	Senior Convertible Notes Restatement Adjustment	As Restated
Net Loss	$(22,765,563)	$75,857	$(22,689,706)
Adjustments to reconcile net loss to net cash used in operating activities: Loss on extinguishment of debt	$11,685,125	$(87,322)	$11,597,803
Changes in operating assets and liabilities: Accrued expenses	$1,964,723	$11,464	$1,976,187